Contractual Liabilities - Schedule of Amortization of Long-Term Contractual Liabilities (Details) - MXN ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Debt [Line Items]
Long-term contractual liabilities	$ 244,524,393	$ 193,033,065
Long-term contractual liabilities	255,388,013
2026
Disclosure Of Debt [Line Items]
Long-term contractual liabilities	3,716,139
2027
Disclosure Of Debt [Line Items]
Long-term contractual liabilities	21,442,444
2028
Disclosure Of Debt [Line Items]
Long-term contractual liabilities	31,509,319
2029
Disclosure Of Debt [Line Items]
Long-term contractual liabilities	34,630,050
2030
Disclosure Of Debt [Line Items]
Long-term contractual liabilities	38,052,787
2031 and thereafter
Disclosure Of Debt [Line Items]
Long-term contractual liabilities	$ 126,037,274